COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Debt securities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Government securities	$ 8,864,640	$ 768,967
Corporate securities	401,671	4,994
Securities issued by the BCRA	605,592
Debt securities	$ 9,871,903	$ 773,961